Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash	¥ 72,400,000		¥ 67,200,000
Allowances for accounts receivable	100,000		¥ 100,000
Revenue percentage			10.00%	10.00%
Purchase percentage					10.00%
Processing fees	4,010,000	$ 584	¥ 5,980,000		¥ 900,000
Deferred revenue	8,700,000
Other income	¥ 600,000		2,900,000		1,300,000
Warrant period	1 year	1 year
Value added tax percentage	In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until now) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.	In the PRC, value added tax (the “VAT”) of 17% (before May 1, 2018), 16% (from May 1, 2018 to April 1, 2019) and 13% (after April 1, 2019 until now) on invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The Company reports revenue net of VAT. VIE and its subsidiary in China that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.
Advertising expenses				$ 100	100,000
Shipping and handling fees	1,600,000		1,400,000		1,200,000
Research and development cost	16,000,000		14,100,000		7,200,000
Benefit expenses	¥ 1,300,000		1,100,000		400,000
Registered capital percentage	50.00%	50.00%
Reserves and surplus	10.00%	10.00%
Statutory reserve funds					¥ 200,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life	3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life	10 years	10 years
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%	10.00%			10.00%
Revenue	¥ 25,900,000			54,600	¥ 44,700,000
Accounts receivable	11,900,000		6,300,000
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue	44,400,000			$ 116,400	¥ 102,100,000
Accounts receivable	14,000,000		¥ 8,300,000
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			10.00%	10.00%
Revenue	25,800,000
Accounts receivable	¥ 9,400,000		¥ 4,300,000
Customer Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%	10.00%
Accounts receivable	¥ 8,600,000
Supplier One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase percentage			10.00%	10.00%
Processing fees			¥ 39,500
No supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase percentage	10.00%	10.00%
USD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate	0.00
RMB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Exchange rate	6.8717